Weighted Average Assumptions used in Determining Fair Value of Common Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Expected volatility	55.00%	52.60%
Risk-free interest rate	1.15%	0.80%
Expected term	5 years 7 months 6 days	5 years 1 month 6 days
Grant date fair value per share	$ 2.75	$ 1.67